Distribution of the Bank's profit and Earnings per share - EPS Basic (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share
Profit attributable to the Parent	$ 18,678	$ 16,536	$ 14,051
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,777,381,551
Basic earnings per share after the Merger (in pesos per share)	$ 2.76	$ 2.44	$ 2.07